CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (84,491,207)	$ (693,738)	$ (20,706,448)	$ (478,170)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense	247,773	321	2,009	0
Increase in tax deferrals	(24,536,827)
Amortization of intangible assets	3,138,594
Impairment of goodwill	8,966,443
Derivative fair value adjustment	4,212,539
Stock based compensation	89,376	3,600	435,000	0
Fair value in excess of proceeds	29,215,500
Amortization of debt discount			1,451,621
Amortization of deferred financing costs			210,020
Warrant fair value adjustment	41,907,889		16,600,500
Bad debt expense	48,681	16,616
Amortization and accretion	1,048,342	9,600
Changes in operating assets and liabilities
Accounts receivable	(1,498,511)	78,484	44,374	(156,977)
Inventory	2,999,279	(24,813)	(53,263)	(241,177)
Other prepaid expenses, deposit, advances	(520,507)	(40,004)
Prepaid expenses/inventory			107,967	(119,588)
Other current assets	(482,395)		(6,750)
Accounts payable and accrued expenses	12,059,769	261,443	258,347	37,695
Deferred revenue		(17,699)	(17,699)	17,699
Other liabilities	2,926	113,626	20,000
Restricted cash	(3,047,023)
Deferred compensation			(350,003)	350,003
Net cash (used in) operating activities	(10,939,359)	(292,564)	(2,004,325)	(590,515)
Cash flows from investing activities:
Purchases of property and equipment	(101,439)	(7,858)	(29,385)
Acquisition of businesses, net of cash acquired	(21,225,460)
Net Cash (used in) Investing Activity	(21,326,899)	(7,858)	(29,385)
Cash flows from financing activities:
Proceeds from issuance of common stock	3,165,690	2,000,000
Deferred financing costs	(3,438,840)
Proceeds from exercise of stock options	125,000
Advances (repayments) from related party, net	(448,166)	329,296	(255,704)	580,953
Sale of common stock related private placement			2,209,600
Sale of common stock related to convertible debentures			2,276,621
Payment of debt issuance costs			(210,020)
Revolving line of credit	(4,738,771)	(20,641)	(20,641)	20,641
Payments on convertible notes	(450,000)
Convertible debentures			198,379
Payments on debt	(12,800,000)
Private placement funds received in advance			1,100,000
Proceeds from issuance of debt, net	55,325,000	200,000
Repayment of convertible debentures			(1,200,000)
Net Cash Flows Provided by Financing Activities	35,539,913	2,508,655	4,098,235	601,594
Effect of exchange rate changes on cash	215,401
Net change in cash	3,489,056	2,208,233	2,064,525	11,079
Cash at beginning of the period	2,081,963	17,438	17,438	6,359
Cash at end of the period	5,571,019	2,225,671	2,081,963	17,438
Supplementary Cash Flow Information
Cash paid for interest	4,409,765	16,000	368,028	23
Disclosure of Non-Cash Transactions
Shares issued for trademark	135,000
Conversion of convertible promissory notes	200,000
Non-cash financing transactions
Stock issued in reverse merger	15,525,000		10,844
Convertible debenture assumed as part of reverse merger			210,000
Retirement of shares returned from shareholder			$ 1,600